Income Taxes - Reconciliation of the Total Amounts of Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized tax benefits as of the beginning of the year	$ 3,543	$ 1,569
Increases related to prior year tax provisions	0	0
Decrease related to prior year tax provisions	0	0
Increase related to current year tax provisions	1,299	1,974
Statute lapse	0	0
Unrecognized tax benefits as of the end of the year	$ 4,842	$ 3,543